Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			$ 15,531,186
Less: Property, plant and equipment classified as held for sale			(2,033,968)
Beginning Balance	$ 15,265,311	$ 498,704	13,497,218
Additions	4,945,570	161,567	4,702,691
Disposals	(14,716)	(481)	(34,233)
Depreciation expenses	(3,376,579)	(110,310)	(2,899,278)
Impairment losses			(956)	$ (8,198)
Exchange adjustments	35	1	(131)
Ending Balance	16,819,621	549,481	15,265,311	13,497,218
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			452,738
Beginning Balance	452,738		452,738
Ending Balance	452,738		452,738	452,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			4,787,946
Less: Property, plant and equipment classified as held for sale			(710,191)
Beginning Balance	3,919,086		4,077,755
Additions	247,186		211,098
Reclassifications	199,724		141,400
Depreciation expenses	(457,265)		(511,167)
Ending Balance	3,908,731		3,919,086	4,077,755
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			7,571,620
Less: Property, plant and equipment classified as held for sale			(433,688)
Beginning Balance	8,813,727		7,137,932
Additions	2,445,313		2,007,767
Disposals	(904)		(30,066)
Reclassifications	1,154,663		1,535,619
Depreciation expenses	(2,180,718)		(1,837,482)
Exchange adjustments	12		(43)
Ending Balance	10,232,093		8,813,727	7,137,932
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			524,443
Less: Property, plant and equipment classified as held for sale			(90,460)
Beginning Balance	690,469		433,983
Additions	591,229		571,601
Disposals	(11,745)		(2,302)
Reclassifications	7,604		44,882
Depreciation expenses	(535,378)		(357,695)
Ending Balance	742,179		690,469	433,983
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			566,623
Less: Property, plant and equipment classified as held for sale			(168,314)
Beginning Balance	420,572		398,309
Additions	172,652		195,957
Disposals	(2,067)		(1,865)
Reclassifications	26,026		22,149
Depreciation expenses	(203,218)		(192,934)
Impairment losses			(956)
Exchange adjustments	23		(88)
Ending Balance	413,988		420,572	398,309
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			1,627,816
Less: Property, plant and equipment classified as held for sale			(631,315)
Beginning Balance	968,719		996,501
Additions	1,489,190		1,716,268
Reclassifications	(1,388,017)		(1,744,050)
Ending Balance	1,069,892		968,719	$ 996,501
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			67,619,367
Beginning Balance	63,638,420	2,079,008
Ending Balance	67,064,936	2,190,948	63,638,420
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			452,738
Beginning Balance	452,738
Ending Balance	452,738		452,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			11,183,278
Beginning Balance	9,809,970
Ending Balance	10,254,531		9,809,970
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			47,002,228
Beginning Balance	45,778,207
Ending Balance	48,274,171		45,778,207
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			3,999,894
Beginning Balance	4,004,703
Ending Balance	4,402,711		4,004,703
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			3,353,413
Beginning Balance	2,624,083
Ending Balance	2,610,893		2,624,083
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			1,627,816
Beginning Balance	968,719
Ending Balance	1,069,892		968,719
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			(52,088,181)
Beginning Balance	(48,373,109)	(1,580,304)
Ending Balance	(50,245,315)	$ (1,641,467)	(48,373,109)
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			(6,395,332)
Beginning Balance	(5,890,884)
Ending Balance	(6,345,800)		(5,890,884)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			(39,430,608)
Beginning Balance	(36,964,480)
Ending Balance	(38,042,078)		(36,964,480)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			(3,475,451)
Beginning Balance	(3,314,234)
Ending Balance	(3,660,532)		(3,314,234)
Accumulated depreciation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance			(2,786,790)
Beginning Balance	(2,203,511)
Ending Balance	$ (2,196,905)		$ (2,203,511)